   As filed with the Securities and Exchange Commission on February 6, 2009.

                                                     Registration No. 333-154172

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. ____ [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                                ----------------

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 NICOLLET MALL
                          MINNEAPOLIS, MINNESOTA 55402
                    (Address of Principal Executive Offices)

                                 (612) 303-7987
                  (Registrant's Area Code and Telephone Number)

                                RICHARD J. ERTEL
                               FAF ADVISORS, INC.
                          800 NICOLLET MALL, BC-MN-H04N
                          MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

                                    Copy to:

                                  JAMES D. ALT
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                          MINNEAPOLIS, MINNESOTA 55402

It is proposed that this filing shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                                ----------------

The title of securities being registered is common stock, par value $0.01 per share.

No filing fee is required because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

================================================================================

                                     PART A

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-154172, filed October 10, 2008, as amended through November 25, 2008.

                                     PART B

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-154172, filed October 10, 2008, as amended through November 25, 2008.

                                     PART C

ITEM 15. INDEMNIFICATION

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-154172, filed October 10, 2008, as amended through November 25, 2008.

ITEM 16. EXHIBITS

(1)(a) Amended and Restated Articles of Incorporation (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on May 15, 1995 (File Nos. 033-16905, 811-05309)).

(1)(b) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on April 15, 1998 (File Nos. 033-16905, 811-05309)).

(1)(c) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A, filed on June 27, 2001 (File Nos. 033-16905, 811-05309)).

(1)(d) Articles Supplementary, designating new series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A, filed on April 30, 2002 (File Nos. 033-16905, 811-05309)).

(1)(e) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A, filed on October 24, 2002 (File Nos. 033-16905, 811-05309)).

(1)(f) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A, filed on January 28, 2003 (File Nos. 033-16905, 811-05309)).

(1)(g) Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A, filed on June 30, 2004 (File nos. 033-16905, 811-05309)).

(1)(h) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A, filed on September 24, 2004 (File Nos. 033-16905, 811-05309)).

(1)(i) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(1)(j) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(1)(k) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(1)(l) Articles Supplementary designating new share classes (Incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(2) Bylaws, as amended (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(3)     Not applicable.

(4) Agreement and Plan of Reorganization (Incorporated by reference to Appendix A of Part A of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

(5)     Not applicable.

(6)(a) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A, filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(6)(b) Assignment and Assumption Agreement dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit
        (d)(3) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A, filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(6)(c) Amendment to Investment Advisory Agreement dated May 3, 2007 relating to authority to appoint a sub-advisor to any series of the Registrant (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(d) Exhibit A to Investment Advisory Agreement, effective December 5, 2007 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(e) Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated February 29, 2008, effective through February 28, 2009, with respect to certain Equity Funds (Incorporated by reference to Exhibit
        (d)(5) to Post-Effective Amendment No. 91
        to the Registration Statement on Form N-1A, filed on February 29, 2008 (File Nos. 033-16905, 811-05309)).

(6)(f) Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated September 3, 2008, effective through October 31, 2009, with respect to Global Infrastructure Fund (Incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A, filed on September 3, 2008 (File Nos. 033-16905, 811-05309)).

(6)(g) Expense Limitation and Fee Reimbursement Agreement between Registrant and FAF Advisors, Inc., dated October 28, 2008, effective through October 31, 2009, with respect to certain Bond Funds (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(6)(h) Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(6)(i) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(j) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(12) to Post Effective Amendment No. 86 to the Registration Statement on Form N-1A, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(k) Sub-Advisory Agreement dated February 22, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(l) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(m) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post Effective Amendment No. 86 to the Registration Statement on Form N-1A, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(n) Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 84 to the

        Registration Statement on Form N-1A, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(6)(o) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(p) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post Effective Amendment No. 86 to the Registration Statement on Form N-1A, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(7)(a) Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective July 1, 2007 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(7)(b) Fee Limitation Agreement between Registrant and Quasar Distributors, LLC, dated October 28, 2008, effective through October 31, 2009, with respect to certain Bond Funds (Incorporated by reference to Exhibit
        (e)(2) to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(7)(c) Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A, filed on October 3, 2007 (File Nos. 033-16905, 811-05309)).

(8)(a) Deferred Compensation Plan for Directors dated January 1, 2000, as amended December 2007 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(8)(b) Deferred Compensation Plan for Directors, Summary of Terms, as amended December 2007 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(9)(a) Custody Agreement dated July 1, 2006, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(9)(b) Amendment to Custody Agreement dated July 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(9)(c) Exhibit C effective June 20, 2007 to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(9)(d) Exhibit D effective December 5, 2007 to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(9)(e) Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to International Fund (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A, filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(9)(f) Letter Amendment dated November 21, 2006 to the Custodian Agreement dated July 1, 2005 by and between Registrant and State Street Bank and Trust Company with respect to International Select Fund (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(9)(g) Letter Amendment dated December 6, 2007 to the Custodian Agreement dated July 1, 2005 by and between Registrant and State Street Bank and Trust Company with respect to Global Infrastructure Fund (Incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(10)(a) Amended and Restated Distribution and Service Plan for Class A, B, C, and R shares, effective September 19, 2006 (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(10)(b) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective December 5, 2007 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(11) Opinion and Consent of Dorsey & Whitney LLP as to the legality of the securities being registered (Incorporated by reference to Exhibit (11) to the Registration Statement on Form N-14, filed on October 10, 2008 (File No. 333-154172)).

(12) Opinion and Consent of Dorsey & Whitney LLP supporting the tax matters discussed in the prospectus.*

(13)(a) Administration Agreement dated July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(13)(b) Schedule A to Administration Agreement dated July 1, 2006 between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit
        (h)(2) to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(13)(c) Sub-Administration Agreement dated July 1, 2005, by and between FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Exhibit (h)(2) to

        Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A, filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(13)(d) Transfer Agent and Shareholder Servicing Agreement dated September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(13)(e) Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective April 1, 2007 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A, filed on September 3, 2008 (File Nos. 033-16905, 811-05309)).

(14) Consent of Ernst & Young LLP with respect to financial statements of Registrant (Incorporated by reference to Exhibit (14) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

(15)    Not applicable.

(16) Power of Attorney dated September 24, 2008 (Incorporated by reference to Exhibit (16) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

(17)(a) Form of Proxy for Special Meeting of Shareholders of California Intermediate Tax Free Fund to be held on December 15, 2008 (Incorporated by reference to Exhibit (17)(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

(17)(b) Form of Proxy for Special Meeting of Shareholders of Colorado Intermediate Tax Free Fund to be held on December 15, 2008 (Incorporated by reference to Exhibit (17)(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

(17)(c) First American Tax Free Income Funds Prospectus, dated October 29, 2007 (including prospectus supplement dated August 18, 2008) (Incorporated by reference to Exhibit (17)(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

(17)(d) First American Short & Intermediate Tax Free Income Funds Prospectus, dated October 29, 2007 (including prospectus supplements dated August 18 and September 26, 2008) (Incorporated by reference to Exhibit (17)(d) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

(17)(e) First American Investment Funds, Inc. Statement of Additional Information (relating to Tax Free and Bond Funds) (SAI), dated October 29, 2007 (including SAI supplements dated November 30, 2007, and January 7 and August 11, 2008) (Incorporated by reference to Exhibit (17)(e) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

(17)(f) First American Funds 2008 Annual Report - Tax Free Income Funds, dated June 30, 2008 (Incorporated by reference to Exhibit (17)(f) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed on November 25, 2008 (File No. 333-154172)).

* Filed herewith.

ITEM 17. UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Minneapolis, and the State of Minnesota on the 6th day of February, 2009.

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           By:     /s/ Thomas S. Schreier, Jr.
                                                  ----------------------------
                                           Name:  Thomas S. Schreier, Jr.
                                           Title: President

      As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

         Signatures                          Title
----------------------------    -------------------------------
 /s/ Thomas S. Schreier, Jr.    President                         February 6, 2009
----------------------------
Thomas S. Schreier, Jr.
/s/ Charles D. Gariboldi, Jr.
----------------------------    Treasurer (principal              February 6, 2009
Charles D. Gariboldi, Jr.       financial/accounting officer)

/s/ * Virginia L. Stringer      Chair of the Board and Director   February 6, 2009
----------------------------
 Virginia L. Stringer

/s/ * Benjamin R. Field III     Director                          February 6, 2009
----------------------------
 Benjamin R. Field III

/s/ * Roger A. Gibson           Director                          February 6, 2009
----------------------------
Roger A. Gibson

/s / * Victoria J. Herget       Director                          February 6, 2009
----------------------------
Victoria J. Herget

/s / * John P. Kayser           Director                          February 6, 2009
----------------------------
John P. Kayser

/s/ * Leonard W. Kedrowski      Director                          February 6, 2009
----------------------------
Leonard W. Kedrowski

/s/ * Richard K. Riederer       Director                          February 6, 2009
----------------------------
Richard K. Riederer

/s/ * Joseph D. Strauss         Director                          February 6, 2009
----------------------------
Joseph D. Strauss

/s/ * James M. Wade             Director                          February 6, 2009
----------------------------
James M. Wade

      /s/ Richard J. Ertel
*By  -----------------------
       Richard J. Ertel
       Attorney-in-Fact

* Pursuant to powers of attorney filed herewith.

                                INDEX TO EXHIBITS

EXHIBIT NUMBER     NAME OF EXHIBIT
--------------     -------------------------------------------------
(12)               Tax Opinion and Consent of Dorsey & Whitney LLP